RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2017
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER

6.             RECEIVABLES AND OTHER

	December 31,	December 31,
	2017	2016

Trade receivables	$11,067	$—
Tax receivables	6,166	8,621
Prepayments and deposits	2,064	1,790
BC Mineral Exploration Tax Credit (“BCMETC”) receivable	249	4,771
Other receivables	5	78

	$19,551	$15,260